Financial Information as per operating segments (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 2,909,625,448	$ 2,904,566,454	$ 2,565,556,067
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,103,379,498	2,048,580,027	1,960,179,879
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Revenue	630,540,720	696,005,518	479,815,516
Country Of Uruguay [Member]
IfrsStatementLineItems [Line Items]
Revenue	37,151,204	36,576,723	34,750,501
Country Of Paraguay [Member]
IfrsStatementLineItems [Line Items]
Revenue	114,068,945	92,497,797	70,348,122
Country Of Bolivia [Member]
IfrsStatementLineItems [Line Items]
Revenue	24,485,081	30,906,389	20,462,049
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 806,245,950	$ 855,986,427	$ 605,376,188